EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2015 FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
7,118,591	Empower Bond Index Fund Institutional Class(a)	$ 58,301,258
3,463,002	Empower Core Bond Fund Institutional Class(a)	28,569,764
4,399,344	Empower Global Bond Fund Institutional Class(a)	30,355,471
1,854,365	Empower High Yield Bond Fund Institutional Class(a)	16,281,322
7,950,017	Empower Inflation-Protected Securities Fund Institutional Class(a)	71,311,654
2,892,119	Empower Multi-Sector Bond Fund Institutional Class(a)	23,079,113
3,390,478	Empower Short Duration Bond Fund Institutional Class(a)	31,260,211

TOTAL BOND MUTUAL FUNDS — 47.11% (Cost $302,704,268)		$259,158,793
EQUITY MUTUAL FUNDS
358,903	American Century Real Estate Fund Class R6	8,674,682
1,079,117	DFA International Real Estate Securities Portfolio Institutional Class	3,550,295
184,795	Empower Ariel Mid Cap Value Fund Institutional Class(a)	1,870,129
904,146	Empower Emerging Markets Equity Fund Institutional Class(a)	6,645,470
1,680,999	Empower International Growth Fund Institutional Class(a)	11,632,511
3,069,350	Empower International Index Fund Institutional Class(a)	24,554,802
1,960,345	Empower International Value Fund Institutional Class(a)	13,153,918
2,666,096	Empower Large Cap Growth Fund Institutional Class(a)	20,688,903
3,293,487	Empower Large Cap Value Fund Institutional Class(a)	22,198,104
1,119,106	Empower Mid Cap Value Fund Institutional Class(a)	7,632,305
594,368	Empower Real Estate Index Fund Institutional Class(a)	4,612,293
Shares		Fair Value
Equity Mutual Funds — (continued)
5,772,717	Empower S&P 500® Index Fund Institutional Class(a)	$ 42,718,107
2,427,341	Empower S&P Mid Cap 400® Index Fund Institutional Class(a)	18,302,150
1,347,899	Empower S&P Small Cap 600® Index Fund Institutional Class(a)	8,195,228
86,754	Empower Small Cap Growth Fund Institutional Class(a)	764,302
679,576	Empower Small Cap Value Fund Institutional Class(a)	4,294,918
1,504,625	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	8,832,146
749,994	Fidelity® Emerging Markets Index Fund Institutional Class	6,599,950
124,804	Janus Henderson Triton Fund Class N	3,077,672

TOTAL EQUITY MUTUAL FUNDS — 39.62% (Cost $261,150,800)		$217,997,885
Account Balance
FIXED INTEREST CONTRACT
73,221,197(b)	Empower Annuity Contract(a) 1.45%(c)	73,221,197

TOTAL FIXED INTEREST CONTRACT — 13.31% (Cost $73,221,197)		$73,221,197
TOTAL INVESTMENTS — 100.04% (Cost $637,076,265)		$550,377,875
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(201,384)
TOTAL NET ASSETS — 100.00%		$550,176,491

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at September 30, 2022. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2020 FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
4,857,403	Empower Bond Index Fund Institutional Class(a)	$ 39,782,129
2,362,412	Empower Core Bond Fund Institutional Class(a)	19,489,896
2,816,217	Empower Global Bond Fund Institutional Class(a)	19,431,898
1,267,052	Empower High Yield Bond Fund Institutional Class(a)	11,124,720
4,033,283	Empower Inflation-Protected Securities Fund Institutional Class(a)	36,178,544
1,978,356	Empower Multi-Sector Bond Fund Institutional Class(a)	15,787,284
1,788,827	Empower Short Duration Bond Fund Institutional Class(a)	16,492,987

TOTAL BOND MUTUAL FUNDS — 44.82% (Cost $188,365,976)		$158,287,458
EQUITY MUTUAL FUNDS
234,312	American Century Real Estate Fund Class R6	5,663,310
737,714	DFA International Real Estate Securities Portfolio Institutional Class	2,427,078
132,697	Empower Ariel Mid Cap Value Fund Institutional Class(a)	1,342,894
704,336	Empower Emerging Markets Equity Fund Institutional Class(a)	5,176,870
1,244,628	Empower International Growth Fund Institutional Class(a)	8,612,828
2,275,076	Empower International Index Fund Institutional Class(a)	18,200,607
1,447,858	Empower International Value Fund Institutional Class(a)	9,715,128
1,865,924	Empower Large Cap Growth Fund Institutional Class(a)	14,479,568
2,305,461	Empower Large Cap Value Fund Institutional Class(a)	15,538,805
782,091	Empower Mid Cap Value Fund Institutional Class(a)	5,333,861
391,095	Empower Real Estate Index Fund Institutional Class(a)	3,034,897
Shares		Fair Value
Equity Mutual Funds — (continued)
4,042,036	Empower S&P 500® Index Fund Institutional Class(a)	$ 29,911,064
1,702,674	Empower S&P Mid Cap 400® Index Fund Institutional Class(a)	12,838,160
1,045,703	Empower S&P Small Cap 600® Index Fund Institutional Class(a)	6,357,874
67,801	Empower Small Cap Growth Fund Institutional Class(a)	597,328
531,435	Empower Small Cap Value Fund Institutional Class(a)	3,358,672
1,058,272	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	6,212,060
584,793	Fidelity® Emerging Markets Index Fund Institutional Class	5,146,178
97,342	Janus Henderson Triton Fund Class N	2,400,462

TOTAL EQUITY MUTUAL FUNDS — 44.27% (Cost $203,409,398)		$156,347,644
Account Balance
FIXED INTEREST CONTRACT
38,646,843(b)	Empower Annuity Contract(a) 1.45%(c)	38,646,843

TOTAL FIXED INTEREST CONTRACT — 10.94% (Cost $38,646,843)		$38,646,843
TOTAL INVESTMENTS — 100.03% (Cost $430,422,217)		$353,281,945
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$(123,139)
TOTAL NET ASSETS — 100.00%		$353,158,806

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at September 30, 2022. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2025 FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
16,939,241	Empower Bond Index Fund Institutional Class(a)	$ 138,732,382
8,216,654	Empower Core Bond Fund Institutional Class(a)	67,787,396
9,358,934	Empower Global Bond Fund Institutional Class(a)	64,576,644
4,428,301	Empower High Yield Bond Fund Institutional Class(a)	38,880,482
10,421,970	Empower Inflation-Protected Securities Fund Institutional Class(a)	93,485,070
6,890,821	Empower Multi-Sector Bond Fund Institutional Class(a)	54,988,755
4,831,219	Empower Short Duration Bond Fund Institutional Class(a)	44,543,835

TOTAL BOND MUTUAL FUNDS — 41.12% (Cost $594,887,806)		$502,994,564
EQUITY MUTUAL FUNDS
827,666	American Century Real Estate Fund Class R6	20,004,692
2,751,067	DFA International Real Estate Securities Portfolio Institutional Class	9,051,012
508,658	Empower Ariel Mid Cap Value Fund Institutional Class(a)	5,147,621
3,009,779	Empower Emerging Markets Equity Fund Institutional Class(a)	22,121,874
5,064,764	Empower International Growth Fund Institutional Class(a)	35,048,165
9,277,203	Empower International Index Fund Institutional Class(a)	74,217,625
5,910,062	Empower International Value Fund Institutional Class(a)	39,656,518
7,164,255	Empower Large Cap Growth Fund Institutional Class(a)	55,594,621
8,889,304	Empower Large Cap Value Fund Institutional Class(a)	59,913,912
3,018,662	Empower Mid Cap Value Fund Institutional Class(a)	20,587,271
Shares		Fair Value
Equity Mutual Funds — (continued)
1,379,016	Empower Real Estate Index Fund Institutional Class(a)	$ 10,701,162
15,559,560	Empower S&P 500® Index Fund Institutional Class(a)	115,140,742
6,554,561	Empower S&P Mid Cap 400® Index Fund Institutional Class(a)	49,421,388
4,427,210	Empower S&P Small Cap 600® Index Fund Institutional Class(a)	26,917,437
290,540	Empower Small Cap Growth Fund Institutional Class(a)	2,559,659
2,245,903	Empower Small Cap Value Fund Institutional Class(a)	14,194,105
4,067,652	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	23,877,120
2,498,312	Fidelity® Emerging Markets Index Fund Institutional Class	21,985,145
411,633	Janus Henderson Triton Fund Class N	10,150,861

TOTAL EQUITY MUTUAL FUNDS — 50.39% (Cost $748,515,927)		$616,290,930
Account Balance
FIXED INTEREST CONTRACT
104,278,558(b)	Empower Annuity Contract(a) 1.45%(c)	104,278,558

TOTAL FIXED INTEREST CONTRACT — 8.53% (Cost $104,278,558)		$104,278,558
TOTAL INVESTMENTS — 100.04% (Cost $1,447,682,291)		$1,223,564,052
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(460,610)
TOTAL NET ASSETS — 100.00%		$1,223,103,442

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at September 30, 2022. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2030 FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
5,094,550	Empower Bond Index Fund Institutional Class(a)	$ 41,724,368
2,476,911	Empower Core Bond Fund Institutional Class(a)	20,434,519
2,711,241	Empower Global Bond Fund Institutional Class(a)	18,707,562
1,335,892	Empower High Yield Bond Fund Institutional Class(a)	11,729,129
2,283,151	Empower Inflation-Protected Securities Fund Institutional Class(a)	20,479,867
2,078,542	Empower Multi-Sector Bond Fund Institutional Class(a)	16,586,762
1,126,872	Empower Short Duration Bond Fund Institutional Class(a)	10,389,760

TOTAL BOND MUTUAL FUNDS — 35.11% (Cost $166,761,279)		$140,051,967
EQUITY MUTUAL FUNDS
275,163	American Century Real Estate Fund Class R6	6,650,687
962,911	DFA International Real Estate Securities Portfolio Institutional Class	3,167,977
189,531	Empower Ariel Mid Cap Value Fund Institutional Class(a)	1,918,055
1,236,945	Empower Emerging Markets Equity Fund Institutional Class(a)	9,091,549
1,996,138	Empower International Growth Fund Institutional Class(a)	13,813,273
3,650,405	Empower International Index Fund Institutional Class(a)	29,203,242
2,325,830	Empower International Value Fund Institutional Class(a)	15,606,317
2,667,041	Empower Large Cap Growth Fund Institutional Class(a)	20,696,242
3,302,265	Empower Large Cap Value Fund Institutional Class(a)	22,257,263
1,120,361	Empower Mid Cap Value Fund Institutional Class(a)	7,640,859
456,216	Empower Real Estate Index Fund Institutional Class(a)	3,540,240
Shares		Fair Value
Equity Mutual Funds — (continued)
5,778,826	Empower S&P 500® Index Fund Institutional Class(a)	$ 42,763,312
2,441,290	Empower S&P Mid Cap 400® Index Fund Institutional Class(a)	18,407,327
1,803,888	Empower S&P Small Cap 600® Index Fund Institutional Class(a)	10,967,640
117,639	Empower Small Cap Growth Fund Institutional Class(a)	1,036,399
915,560	Empower Small Cap Value Fund Institutional Class(a)	5,786,341
1,513,843	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	8,886,259
1,027,082	Fidelity® Emerging Markets Index Fund Institutional Class	9,038,322
168,344	Janus Henderson Triton Fund Class N	4,151,356

TOTAL EQUITY MUTUAL FUNDS — 58.83% (Cost $302,254,645)		$234,622,660
Account Balance
FIXED INTEREST CONTRACT
24,328,020(b)	Empower Annuity Contract(a) 1.45%(c)	24,328,020

TOTAL FIXED INTEREST CONTRACT — 6.10% (Cost $24,328,020)		$24,328,020
TOTAL INVESTMENTS — 100.04% (Cost $493,343,944)		$399,002,647
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(141,090)
TOTAL NET ASSETS — 100.00%		$398,861,557

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at September 30, 2022. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2035 FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
12,614,866	Empower Bond Index Fund Institutional Class(a)	$ 103,315,755
6,124,322	Empower Core Bond Fund Institutional Class(a)	50,525,654
6,476,213	Empower Global Bond Fund Institutional Class(a)	44,685,870
3,299,546	Empower High Yield Bond Fund Institutional Class(a)	28,970,011
3,928,066	Empower Inflation-Protected Securities Fund Institutional Class(a)	35,234,753
5,136,989	Empower Multi-Sector Bond Fund Institutional Class(a)	40,993,175
2,137,052	Empower Short Duration Bond Fund Institutional Class(a)	19,703,621

TOTAL BOND MUTUAL FUNDS — 26.74% (Cost $384,913,228)		$323,428,839
EQUITY MUTUAL FUNDS
844,522	American Century Real Estate Fund Class R6	20,412,092
3,098,491	DFA International Real Estate Securities Portfolio Institutional Class	10,194,037
657,562	Empower Ariel Mid Cap Value Fund Institutional Class(a)	6,654,523
4,772,533	Empower Emerging Markets Equity Fund Institutional Class(a)	35,078,118
7,376,522	Empower International Growth Fund Institutional Class(a)	51,045,534
13,481,683	Empower International Index Fund Institutional Class(a)	107,853,466
8,599,867	Empower International Value Fund Institutional Class(a)	57,705,109
9,315,897	Empower Large Cap Growth Fund Institutional Class(a)	72,291,361
11,546,640	Empower Large Cap Value Fund Institutional Class(a)	77,824,355
3,931,458	Empower Mid Cap Value Fund Institutional Class(a)	26,812,544
Shares		Fair Value
Equity Mutual Funds — (continued)
1,398,199	Empower Real Estate Index Fund Institutional Class(a)	$ 10,850,023
20,217,217	Empower S&P 500® Index Fund Institutional Class(a)	149,607,406
8,549,182	Empower S&P Mid Cap 400® Index Fund Institutional Class(a)	64,460,831
6,863,330	Empower S&P Small Cap 600® Index Fund Institutional Class(a)	41,729,046
453,421	Empower Small Cap Growth Fund Institutional Class(a)	3,994,642
3,505,418	Empower Small Cap Value Fund Institutional Class(a)	22,154,240
5,289,263	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	31,047,971
3,963,708	Fidelity® Emerging Markets Index Fund Institutional Class	34,880,626
637,999	Janus Henderson Triton Fund Class N	15,733,066

TOTAL EQUITY MUTUAL FUNDS — 69.47% (Cost $1,031,893,106)		$840,328,990
Account Balance
FIXED INTEREST CONTRACT
46,383,174(b)	Empower Annuity Contract(a) 1.45%(c)	46,383,174

TOTAL FIXED INTEREST CONTRACT — 3.83% (Cost $46,383,174)		$46,383,174
TOTAL INVESTMENTS — 100.04% (Cost $1,463,189,508)		$1,210,141,003
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(475,088)
TOTAL NET ASSETS — 100.00%		$1,209,665,915

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at September 30, 2022. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2040 FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
2,137,964	Empower Bond Index Fund Institutional Class(a)	$ 17,509,924
1,037,699	Empower Core Bond Fund Institutional Class(a)	8,561,017
1,072,201	Empower Global Bond Fund Institutional Class(a)	7,398,188
560,224	Empower High Yield Bond Fund Institutional Class(a)	4,918,770
428,007	Empower Inflation-Protected Securities Fund Institutional Class(a)	3,839,226
866,585	Empower Multi-Sector Bond Fund Institutional Class(a)	6,915,345
272,100	Empower Short Duration Bond Fund Institutional Class(a)	2,508,758

TOTAL BOND MUTUAL FUNDS — 17.73% (Cost $61,176,530)		$51,651,228
EQUITY MUTUAL FUNDS
207,992	American Century Real Estate Fund Class R6	5,027,157
807,347	DFA International Real Estate Securities Portfolio Institutional Class	2,656,170
179,802	Empower Ariel Mid Cap Value Fund Institutional Class(a)	1,819,596
1,434,930	Empower Emerging Markets Equity Fund Institutional Class(a)	10,546,734
2,103,551	Empower International Growth Fund Institutional Class(a)	14,556,575
3,850,843	Empower International Index Fund Institutional Class(a)	30,806,747
2,445,089	Empower International Value Fund Institutional Class(a)	16,406,546
2,517,340	Empower Large Cap Growth Fund Institutional Class(a)	19,534,563
3,133,447	Empower Large Cap Value Fund Institutional Class(a)	21,119,431
1,067,230	Empower Mid Cap Value Fund Institutional Class(a)	7,278,509
349,286	Empower Real Estate Index Fund Institutional Class(a)	2,710,461
Shares		Fair Value
Equity Mutual Funds — (continued)
5,469,263	Empower S&P 500® Index Fund Institutional Class(a)	$ 40,472,547
2,318,527	Empower S&P Mid Cap 400® Index Fund Institutional Class(a)	17,481,694
2,017,764	Empower S&P Small Cap 600® Index Fund Institutional Class(a)	12,268,007
132,651	Empower Small Cap Growth Fund Institutional Class(a)	1,168,656
1,028,252	Empower Small Cap Value Fund Institutional Class(a)	6,498,553
1,429,916	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	8,393,606
1,192,451	Fidelity® Emerging Markets Index Fund Institutional Class	10,493,569
187,046	Janus Henderson Triton Fund Class N	4,612,557

TOTAL EQUITY MUTUAL FUNDS — 80.30% (Cost $301,453,122)		$233,851,678
Account Balance
FIXED INTEREST CONTRACT
5,841,445(b)	Empower Annuity Contract(a) 1.45%(c)	5,841,445

TOTAL FIXED INTEREST CONTRACT — 2.01% (Cost $5,841,445)		$5,841,445
TOTAL INVESTMENTS — 100.04% (Cost $368,471,097)		$291,344,351
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(106,990)
TOTAL NET ASSETS — 100.00%		$291,237,361

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at September 30, 2022. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2045 FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
3,801,384	Empower Bond Index Fund Institutional Class(a)	$ 31,133,338
1,841,542	Empower Core Bond Fund Institutional Class(a)	15,192,718
1,867,524	Empower Global Bond Fund Institutional Class(a)	12,885,916
991,624	Empower High Yield Bond Fund Institutional Class(a)	8,706,454
405,125	Empower Inflation-Protected Securities Fund Institutional Class(a)	3,633,974
1,545,815	Empower Multi-Sector Bond Fund Institutional Class(a)	12,335,603
348,738	Empower Short Duration Bond Fund Institutional Class(a)	3,215,364

TOTAL BOND MUTUAL FUNDS — 11.16% (Cost $104,156,628)		$87,103,367
EQUITY MUTUAL FUNDS
561,382	American Century Real Estate Fund Class R6	13,568,598
2,253,950	DFA International Real Estate Securities Portfolio Institutional Class	7,415,496
504,382	Empower Ariel Mid Cap Value Fund Institutional Class(a)	5,104,342
4,495,492	Empower Emerging Markets Equity Fund Institutional Class(a)	33,041,863
6,311,210	Empower International Growth Fund Institutional Class(a)	43,673,573
11,570,588	Empower International Index Fund Institutional Class(a)	92,564,701
7,350,559	Empower International Value Fund Institutional Class(a)	49,322,251
7,196,961	Empower Large Cap Growth Fund Institutional Class(a)	55,848,420
8,938,267	Empower Large Cap Value Fund Institutional Class(a)	60,243,919
3,031,558	Empower Mid Cap Value Fund Institutional Class(a)	20,675,223
940,127	Empower Real Estate Index Fund Institutional Class(a)	7,295,388
Shares		Fair Value
Equity Mutual Funds — (continued)
15,620,514	Empower S&P 500® Index Fund Institutional Class(a)	$115,591,803
6,594,855	Empower S&P Mid Cap 400® Index Fund Institutional Class(a)	49,725,209
6,199,226	Empower S&P Small Cap 600® Index Fund Institutional Class(a)	37,691,296
409,427	Empower Small Cap Growth Fund Institutional Class(a)	3,607,052
3,160,622	Empower Small Cap Value Fund Institutional Class(a)	19,975,132
4,084,918	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	23,978,469
3,736,935	Fidelity® Emerging Markets Index Fund Institutional Class	32,885,026
575,597	Janus Henderson Triton Fund Class N	14,194,235

TOTAL EQUITY MUTUAL FUNDS — 87.92% (Cost $856,495,044)		$686,401,996
Account Balance
FIXED INTEREST CONTRACT
7,509,722(b)	Empower Annuity Contract(a) 1.45%(c)	7,509,722

TOTAL FIXED INTEREST CONTRACT — 0.96% (Cost $7,509,722)		$7,509,722
TOTAL INVESTMENTS — 100.04% (Cost $968,161,394)		$781,015,085
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(315,024)
TOTAL NET ASSETS — 100.00%		$780,700,061

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at September 30, 2022. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2050 FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
652,906	Empower Bond Index Fund Institutional Class(a)	$ 5,347,298
317,372	Empower Core Bond Fund Institutional Class(a)	2,618,320
315,077	Empower Global Bond Fund Institutional Class(a)	2,174,032
171,430	Empower High Yield Bond Fund Institutional Class(a)	1,505,150
18,127	Empower Inflation-Protected Securities Fund Institutional Class(a)	162,600
267,088	Empower Multi-Sector Bond Fund Institutional Class(a)	2,131,359
39,860	Empower Short Duration Bond Fund Institutional Class(a)	367,513

TOTAL BOND MUTUAL FUNDS — 7.97% (Cost $17,059,168)		$14,306,272
EQUITY MUTUAL FUNDS
130,990	American Century Real Estate Fund Class R6	3,166,021
559,086	DFA International Real Estate Securities Portfolio Institutional Class	1,839,393
118,387	Empower Ariel Mid Cap Value Fund Institutional Class(a)	1,198,075
1,144,623	Empower Emerging Markets Equity Fund Institutional Class(a)	8,412,978
1,541,885	Empower International Growth Fund Institutional Class(a)	10,669,843
2,828,540	Empower International Index Fund Institutional Class(a)	22,628,324
1,795,219	Empower International Value Fund Institutional Class(a)	12,045,919
1,663,030	Empower Large Cap Growth Fund Institutional Class(a)	12,905,117
2,073,494	Empower Large Cap Value Fund Institutional Class(a)	13,975,348
705,327	Empower Mid Cap Value Fund Institutional Class(a)	4,810,332
220,537	Empower Real Estate Index Fund Institutional Class(a)	1,711,368
Shares		Fair Value
Equity Mutual Funds — (continued)
3,625,730	Empower S&P 500® Index Fund Institutional Class(a)	$ 26,830,405
1,532,822	Empower S&P Mid Cap 400® Index Fund Institutional Class(a)	11,557,477
1,546,667	Empower S&P Small Cap 600® Index Fund Institutional Class(a)	9,403,735
100,053	Empower Small Cap Growth Fund Institutional Class(a)	881,469
790,064	Empower Small Cap Value Fund Institutional Class(a)	4,993,203
945,061	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	5,547,509
953,823	Fidelity® Emerging Markets Index Fund Institutional Class	8,393,643
143,352	Janus Henderson Triton Fund Class N	3,535,050

TOTAL EQUITY MUTUAL FUNDS — 91.59% (Cost $211,905,024)		$164,505,209
Account Balance
FIXED INTEREST CONTRACT
867,440(b)	Empower Annuity Contract(a) 1.45%(c)	867,440

TOTAL FIXED INTEREST CONTRACT — 0.48% (Cost $867,440)		$867,440
TOTAL INVESTMENTS — 100.04% (Cost $229,831,632)		$179,678,921
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(65,503)
TOTAL NET ASSETS — 100.00%		$179,613,418

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at September 30, 2022. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2055 FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
1,261,565	Empower Bond Index Fund Institutional Class(a)	$ 10,332,221
611,753	Empower Core Bond Fund Institutional Class(a)	5,046,964
626,045	Empower Global Bond Fund Institutional Class(a)	4,319,709
331,392	Empower High Yield Bond Fund Institutional Class(a)	2,909,624
511,712	Empower Multi-Sector Bond Fund Institutional Class(a)	4,083,461
63,417	Empower Short Duration Bond Fund Institutional Class(a)	584,702

TOTAL BOND MUTUAL FUNDS — 7.25% (Cost $32,915,078)		$27,276,681
EQUITY MUTUAL FUNDS
277,632	American Century Real Estate Fund Class R6	6,710,358
1,208,838	DFA International Real Estate Securities Portfolio Institutional Class	3,977,075
240,065	Empower Ariel Mid Cap Value Fund Institutional Class(a)	2,429,455
2,569,792	Empower Emerging Markets Equity Fund Institutional Class(a)	18,887,969
3,323,779	Empower International Growth Fund Institutional Class(a)	23,000,550
6,082,484	Empower International Index Fund Institutional Class(a)	48,659,869
3,867,386	Empower International Value Fund Institutional Class(a)	25,950,163
3,404,922	Empower Large Cap Growth Fund Institutional Class(a)	26,422,193
4,231,394	Empower Large Cap Value Fund Institutional Class(a)	28,519,594
1,435,821	Empower Mid Cap Value Fund Institutional Class(a)	9,792,298
465,038	Empower Real Estate Index Fund Institutional Class(a)	3,608,699
7,420,935	Empower S&P 500® Index Fund Institutional Class(a)	54,914,921
Shares		Fair Value
Equity Mutual Funds — (continued)
3,125,213	Empower S&P Mid Cap 400® Index Fund Institutional Class(a)	$ 23,564,104
3,382,953	Empower S&P Small Cap 600® Index Fund Institutional Class(a)	20,568,353
223,079	Empower Small Cap Growth Fund Institutional Class(a)	1,965,329
1,727,349	Empower Small Cap Value Fund Institutional Class(a)	10,916,848
1,929,836	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	11,328,139
2,138,378	Fidelity® Emerging Markets Index Fund Institutional Class	18,817,729
313,763	Janus Henderson Triton Fund Class N	7,737,397

TOTAL EQUITY MUTUAL FUNDS — 92.43% (Cost $435,380,332)		$347,771,043
Account Balance
FIXED INTEREST CONTRACT
1,371,571(b)	Empower Annuity Contract(a) 1.45%(c)	1,371,571

TOTAL FIXED INTEREST CONTRACT — 0.36% (Cost $1,371,571)		$1,371,571
TOTAL INVESTMENTS — 100.04% (Cost $469,666,981)		$376,419,295
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(147,301)
TOTAL NET ASSETS — 100.00%		$376,271,994

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at September 30, 2022. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2060 FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
63,946	Empower Bond Index Fund Institutional Class(a)	$ 523,721
31,079	Empower Core Bond Fund Institutional Class(a)	256,401
33,968	Empower Global Bond Fund Institutional Class(a)	234,376
16,762	Empower High Yield Bond Fund Institutional Class(a)	147,174
26,037	Empower Multi-Sector Bond Fund Institutional Class(a)	207,776
3,179	Empower Short Duration Bond Fund Institutional Class(a)	29,306

TOTAL BOND MUTUAL FUNDS — 6.81% (Cost $1,606,672)		$1,398,754
EQUITY MUTUAL FUNDS
15,509	American Century Real Estate Fund Class R6	374,845
71,186	DFA International Real Estate Securities Portfolio Institutional Class	234,202
12,747	Empower Ariel Mid Cap Value Fund Institutional Class(a)	129,001
150,612	Empower Emerging Markets Equity Fund Institutional Class(a)	1,106,996
185,610	Empower International Growth Fund Institutional Class(a)	1,284,420
339,824	Empower International Index Fund Institutional Class(a)	2,718,595
215,596	Empower International Value Fund Institutional Class(a)	1,446,650
179,009	Empower Large Cap Growth Fund Institutional Class(a)	1,389,106
223,588	Empower Large Cap Value Fund Institutional Class(a)	1,506,980
76,216	Empower Mid Cap Value Fund Institutional Class(a)	519,792
26,018	Empower Real Estate Index Fund Institutional Class(a)	201,904
Shares		Fair Value
Equity Mutual Funds — (continued)
390,974	Empower S&P 500® Index Fund Institutional Class(a)	$ 2,893,211
165,692	Empower S&P Mid Cap 400® Index Fund Institutional Class(a)	1,249,316
191,652	Empower S&P Small Cap 600® Index Fund Institutional Class(a)	1,165,244
12,364	Empower Small Cap Growth Fund Institutional Class(a)	108,931
97,865	Empower Small Cap Value Fund Institutional Class(a)	618,507
101,884	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	598,062
125,019	Fidelity® Emerging Markets Index Fund Institutional Class	1,100,166
17,777	Janus Henderson Triton Fund Class N	438,386

TOTAL EQUITY MUTUAL FUNDS — 92.89% (Cost $24,818,912)		$19,084,314
Account Balance
FIXED INTEREST CONTRACT
69,136(b)	Empower Annuity Contract(a) 1.45%(c)	69,136

TOTAL FIXED INTEREST CONTRACT — 0.33% (Cost $69,136)		$69,136
TOTAL INVESTMENTS — 100.03% (Cost $26,494,720)		$20,552,204
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$(6,879)
TOTAL NET ASSETS — 100.00%		$20,545,325

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at September 30, 2022. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Funds has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Empower Capital Management, LLC, to complete valuation determinations under those policies and procedures.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by Empower Annuity Insurance Company of America (EAIC Contract) are valued at the amount of net deposits plus accrued interest, determined on a daily basis.  The EAIC Contract is backed by the general account of Empower Annuity Insurance Company of America (EAIC).
The Funds classify valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments.  The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available.  Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2022, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs.  Each Fund’s investment in the EAIC Contract is valued using Level 2 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments.
Fund-of-Funds Structure Risk
Since each Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to each Fund. To the extent each Fund invests more of its assets in one underlying fund than another, each Fund will have greater exposure to the risks of that underlying fund.
Transactions with Affiliates
Each Fund may invest in the EAIC Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The EAIC Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. EAIC calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of EAIC being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If EAIC were to become insolvent, the EAIC Contract would be settled commensurate with other policy holder obligations.
The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.00%.The investment in the EAIC Contract may be terminated by EAIC or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by EAIC.

September 30, 2022

The following tables are a summary of the transactions for each underlying investment during the period ended September 30, 2022, in which the issuer was an affiliate of a Fund, as defined in the Investment Company Act of 1940.
Empower Lifetime 2015 Fund (Formerly Great-West Lifetime 2015 Fund)
Affiliate	Shares Held/ Account Balance 09/30/2022	Value 12/31/2021	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received(a)	Value 09/30/2022	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Empower Bond Index Fund Institutional Class	7,118,591	$75,918,732	$6,735,334	$13,814,019	$(1,240,271)	$(10,538,789)	$1,009,246	$58,301,258	10.60%
Empower Core Bond Fund Institutional Class	3,463,002	37,255,881	3,367,399	6,200,549	(455,321)	(5,852,967)	561,578	28,569,764	5.19
Empower Global Bond Fund Institutional Class	4,399,344	41,184,223	2,640,041	5,675,834	(602,725)	(7,792,959)	273,899	30,355,471	5.52
Empower High Yield Bond Fund Institutional Class	1,854,365	25,572,942	1,024,073	6,802,560	(316,140)	(3,513,133)	271,635	16,281,322	2.96
Empower Inflation-Protected Securities Fund Institutional Class	7,950,017	102,348,662	7,839,761	25,553,231	(114,543)	(13,323,538)	3,625,957	71,311,654	12.96
Empower Multi-Sector Bond Fund Institutional Class	2,892,119	31,222,996	1,790,890	5,939,951	(562,748)	(3,994,822)	532,688	23,079,113	4.20
Empower Short Duration Bond Fund Institutional Class	3,390,478	38,092,212	4,216,369	9,001,721	(304,918)	(2,046,649)	439,484	31,260,211	5.68
					(3,596,666)	(47,062,857)	6,714,487	259,158,793	47.11
EQUITY MUTUAL FUNDS
Empower Ariel Mid Cap Value Fund Institutional Class	184,795	2,730,577	636,635	440,301	116,822	(1,056,782)	64,936	1,870,129	0.34
Empower Emerging Markets Equity Fund Institutional Class	904,146	9,331,897	1,267,658	1,278,128	118,424	(2,675,957)	-	6,645,470	1.21
Empower International Growth Fund Institutional Class	1,680,999	15,448,912	4,363,520	1,369,687	199,058	(6,810,234)	-	11,632,511	2.11
Empower International Index Fund Institutional Class	3,069,350	34,107,200	3,651,017	4,324,359	(263,967)	(8,879,056)	28,991	24,554,802	4.46
Empower International Value Fund Institutional Class	1,960,345	18,735,963	1,648,297	2,001,522	343,209	(5,228,820)	-	13,153,918	2.39
Empower Large Cap Growth Fund Institutional Class	2,666,096	27,705,436	5,401,176	4,826,730	(532,215)	(7,590,979)	88,543	20,688,903	3.76
Empower Large Cap Value Fund Institutional Class	3,293,487	31,613,652	2,600,342	6,379,352	1,305,055	(5,636,538)	375,433	22,198,104	4.03
Empower Mid Cap Value Fund Institutional Class	1,119,106	10,907,763	1,284,954	2,228,955	268,524	(2,331,457)	161,489	7,632,305	1.39
Empower Real Estate Index Fund Institutional Class	594,368	8,686,424	1,377,085	1,889,806	1,167,343	(3,561,410)	113,352	4,612,293	0.84
Empower S&P 500® Index Fund Institutional Class	5,772,717	59,290,115	7,751,361	10,572,087	(629,565)	(13,751,282)	741,244	42,718,107	7.76
Empower S&P Mid Cap 400® Index Fund Institutional Class	2,427,341	25,601,616	3,495,343	4,306,689	856,604	(6,488,120)	229,209	18,302,150	3.33
Empower S&P Small Cap 600® Index Fund Institutional Class	1,347,899	11,629,673	1,616,163	1,475,553	703,944	(3,575,055)	87,264	8,195,228	1.49
Empower Small Cap Growth Fund Institutional Class	86,754	1,064,830	200,663	141,474	38,023	(359,717)	4,474	764,302	0.14
Empower Small Cap Value Fund Institutional Class	679,576	6,318,891	866,141	1,018,428	477,028	(1,871,686)	30,667	4,294,918	0.78
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	1,504,625	11,889,639	2,423,129	1,658,170	(25,665)	(3,822,452)	2,411	8,832,146	1.61
					4,142,622	(73,639,545)	1,928,013	196,095,286	35.64

September 30, 2022

Empower Lifetime 2015 Fund (Formerly Great-West Lifetime 2015 Fund)
Affiliate	Shares Held/ Account Balance 09/30/2022	Value 12/31/2021	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received(a)	Value 09/30/2022	Value as a Percentage of Net Assets
FIXED INTEREST CONTRACT
Empower Annuity Contract	73,221,197	$88,828,959	$8,268,226	$24,652,286	$-	$-	$776,298	$73,221,197	13.31%
					0	0	776,298	73,221,197	13.31
				Total	$545,956	$(120,702,402)	$9,418,798	$528,475,276	96.06%
(a) The Fund had realized gain distributions received from affiliates of $3,962,854.
Empower Lifetime 2020 Fund
Affiliate	Shares Held/ Account Balance 09/30/2022	Value 12/31/2021	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received(a)	Value 09/30/2022	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Empower Bond Index Fund Institutional Class	4,857,403	$49,217,159	$9,944,643	$12,796,024	$(1,366,091)	$(6,583,649)	$680,944	$39,782,129	11.27%
Empower Core Bond Fund Institutional Class	2,362,412	24,169,497	4,810,419	5,733,888	(501,705)	(3,756,132)	379,225	19,489,896	5.52
Empower Global Bond Fund Institutional Class	2,816,217	24,895,602	3,794,642	4,593,572	(626,684)	(4,664,774)	171,040	19,431,898	5.50
Empower High Yield Bond Fund Institutional Class	1,267,052	16,252,041	1,735,782	4,368,087	(24,870)	(2,495,016)	178,191	11,124,720	3.15
Empower Inflation-Protected Securities Fund Institutional Class	4,033,283	48,969,545	8,211,976	14,159,324	167,087	(6,843,653)	1,796,762	36,178,544	10.24
Empower Multi-Sector Bond Fund Institutional Class	1,978,356	20,216,825	2,946,823	4,677,419	(359,226)	(2,698,945)	354,591	15,787,284	4.47
Empower Short Duration Bond Fund Institutional Class	1,788,827	18,852,841	4,006,378	5,375,281	(221,790)	(990,951)	227,438	16,492,987	4.67
					(2,933,279)	(28,033,120)	3,788,191	158,287,458	44.82
EQUITY MUTUAL FUNDS
Empower Ariel Mid Cap Value Fund Institutional Class	132,697	1,846,685	587,326	324,839	114,737	(766,278)	45,076	1,342,894	0.38
Empower Emerging Markets Equity Fund Institutional Class	704,336	7,021,413	1,438,680	1,255,675	60,070	(2,027,548)	-	5,176,870	1.47
Empower International Growth Fund Institutional Class	1,244,628	11,125,871	4,255,982	1,715,259	180,890	(5,053,766)	-	8,612,828	2.44
Empower International Index Fund Institutional Class	2,275,076	24,443,877	4,305,989	3,692,947	161,382	(6,856,312)	21,802	18,200,607	5.15
Empower International Value Fund Institutional Class	1,447,858	13,416,891	2,254,925	2,259,324	109,196	(3,697,364)	-	9,715,128	2.75
Empower Large Cap Growth Fund Institutional Class	1,865,924	18,857,641	5,254,550	4,353,943	(360,277)	(5,278,680)	61,620	14,479,568	4.10
Empower Large Cap Value Fund Institutional Class	2,305,461	21,622,875	2,324,794	4,633,368	760,217	(3,775,496)	260,725	15,538,805	4.40
Empower Mid Cap Value Fund Institutional Class	782,091	7,634,195	1,095,582	1,682,193	279,785	(1,713,723)	113,861	5,333,861	1.51
Empower Real Estate Index Fund Institutional Class	391,095	5,462,673	1,343,933	1,629,548	602,134	(2,142,161)	71,644	3,034,897	0.86
Empower S&P 500® Index Fund Institutional Class	4,042,036	40,421,832	7,634,208	8,820,398	(657,020)	(9,324,578)	511,265	29,911,064	8.47
Empower S&P Mid Cap 400® Index Fund Institutional Class	1,702,674	17,592,497	3,467,116	3,413,024	925,079	(4,808,429)	159,079	12,838,160	3.63

September 30, 2022

Empower Lifetime 2020 Fund
Affiliate	Shares Held/ Account Balance 09/30/2022	Value 12/31/2021	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received(a)	Value 09/30/2022	Value as a Percentage of Net Assets
Empower S&P Small Cap 600® Index Fund Institutional Class	1,045,703	$8,874,815	$1,848,468	$1,568,978	$596,281	$(2,796,431)	$66,995	$6,357,874	1.80%
Empower Small Cap Growth Fund Institutional Class	67,801	812,667	234,510	165,054	37,111	(284,795)	3,506	597,328	0.17
Empower Small Cap Value Fund Institutional Class	531,435	4,784,579	963,477	903,038	420,973	(1,486,346)	23,333	3,358,672	0.95
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	1,058,272	8,103,642	2,511,689	1,934,391	(191,607)	(2,468,880)	1,694	6,212,060	1.76
					3,038,951	(52,480,787)	1,340,600	140,710,616	39.84
FIXED INTEREST CONTRACT
Empower Annuity Contract	38,646,843	43,954,434	8,316,279	14,022,292	-	-	398,422	38,646,843	10.94
					0	0	398,422	38,646,843	10.94
				Total	$105,672	$(80,513,907)	$5,527,213	$337,644,917	95.60%
(a) The Fund had realized gain distributions received from affiliates of $2,769,796.
Empower Lifetime 2025 Fund
Affiliate	Shares Held/ Account Balance 09/30/2022	Value 12/31/2021	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received(a)	Value 09/30/2022	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Empower Bond Index Fund Institutional Class	16,939,241	$171,553,228	$23,171,518	$31,070,886	$(2,753,231)	$(24,921,478)	$2,371,441	$138,732,382	11.34%
Empower Core Bond Fund Institutional Class	8,216,654	84,489,226	11,112,464	14,162,294	(1,187,015)	(13,652,000)	1,322,325	67,787,396	5.54
Empower Global Bond Fund Institutional Class	9,358,934	81,984,077	8,999,057	10,093,129	(1,136,692)	(16,313,361)	560,562	64,576,644	5.28
Empower High Yield Bond Fund Institutional Class	4,428,301	55,499,208	3,798,870	12,331,681	(565,973)	(8,085,915)	604,812	38,880,482	3.18
Empower Inflation-Protected Securities Fund Institutional Class	10,421,970	125,312,067	14,295,525	28,546,028	481,521	(17,576,494)	4,572,893	93,485,070	7.64
Empower Multi-Sector Bond Fund Institutional Class	6,890,821	70,420,094	6,590,077	12,668,725	(1,277,977)	(9,352,691)	1,227,430	54,988,755	4.50
Empower Short Duration Bond Fund Institutional Class	4,831,219	50,427,897	8,761,569	11,772,849	(371,551)	(2,872,782)	611,100	44,543,835	3.64
					(6,810,918)	(92,774,721)	11,270,563	502,994,564	41.12
EQUITY MUTUAL FUNDS
Empower Ariel Mid Cap Value Fund Institutional Class	508,658	7,144,481	1,939,596	1,105,706	266,087	(2,830,750)	176,593	5,147,621	0.42
Empower Emerging Markets Equity Fund Institutional Class	3,009,779	30,151,630	4,869,149	4,203,410	136,348	(8,695,495)	-	22,121,874	1.81
Empower International Growth Fund Institutional Class	5,064,764	45,355,114	13,161,474	3,384,490	117,826	(20,083,933)	-	35,048,165	2.87
Empower International Index Fund Institutional Class	9,277,203	100,095,400	10,588,413	9,207,310	(494,371)	(27,258,878)	88,696	74,217,625	6.07
Empower International Value Fund Institutional Class	5,910,062	55,004,669	5,536,803	5,313,851	745,323	(15,571,103)	-	39,656,518	3.24
Empower Large Cap Growth Fund Institutional Class	7,164,255	72,167,229	14,288,448	10,223,653	(1,151,991)	(20,637,403)	238,076	55,594,621	4.55

September 30, 2022

Empower Lifetime 2025 Fund
Affiliate	Shares Held/ Account Balance 09/30/2022	Value 12/31/2021	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received(a)	Value 09/30/2022	Value as a Percentage of Net Assets
Empower Large Cap Value Fund Institutional Class	8,889,304	$83,561,158	$6,970,867	$15,923,277	$2,820,138	$(14,694,836)	$1,011,095	$59,913,912	4.90%
Empower Mid Cap Value Fund Institutional Class	3,018,662	28,803,448	3,208,378	5,983,277	(194,769)	(5,441,278)	440,978	20,587,271	1.68
Empower Real Estate Index Fund Institutional Class	1,379,016	18,901,490	3,328,741	3,810,161	2,320,012	(7,718,908)	251,787	10,701,162	0.87
Empower S&P 500® Index Fund Institutional Class	15,559,560	155,691,056	18,205,896	20,371,880	(500,766)	(38,384,330)	1,976,639	115,140,742	9.41
Empower S&P Mid Cap 400® Index Fund Institutional Class	6,554,561	67,204,238	8,770,636	11,336,773	(11,085)	(15,216,713)	613,619	49,421,388	4.04
Empower S&P Small Cap 600® Index Fund Institutional Class	4,427,210	37,208,636	5,653,231	5,635,272	841,040	(10,309,158)	284,295	26,917,437	2.20
Empower Small Cap Growth Fund Institutional Class	290,540	3,431,151	723,507	496,609	31,847	(1,098,390)	15,003	2,559,659	0.21
Empower Small Cap Value Fund Institutional Class	2,245,903	20,103,391	3,120,619	3,630,867	792,266	(5,399,038)	99,405	14,194,105	1.16
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	4,067,652	31,044,524	6,861,773	3,569,579	134,565	(10,459,598)	6,559	23,877,120	1.95
					5,852,470	(203,799,811)	5,202,745	555,099,220	45.38
FIXED INTEREST CONTRACT
Empower Annuity Contract	104,278,558	117,330,653	17,475,083	31,592,118	-	-	1,064,940	104,278,558	8.53
					0	0	1,064,940	104,278,558	8.53
				Total	$(958,448)	$(296,574,532)	$17,538,248	$1,162,372,342	95.03%
(a) The Fund had realized gain distributions received from affiliates of $10,270,352.
Empower Lifetime 2030 Fund
Affiliate	Shares Held/ Account Balance 09/30/2022	Value 12/31/2021	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received(a)	Value 09/30/2022	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Empower Bond Index Fund Institutional Class	5,094,550	$47,745,791	$12,058,119	$11,440,385	$(1,388,845)	$(6,639,157)	$696,142	$41,724,368	10.46%
Empower Core Bond Fund Institutional Class	2,476,911	23,491,388	5,869,430	5,148,920	(531,718)	(3,777,379)	390,793	20,434,519	5.12
Empower Global Bond Fund Institutional Class	2,711,241	21,827,803	4,894,017	3,702,336	(548,282)	(4,311,922)	156,577	18,707,562	4.69
Empower High Yield Bond Fund Institutional Class	1,335,892	15,078,194	1,934,043	2,829,312	(13,914)	(2,453,796)	173,586	11,729,129	2.94
Empower Inflation-Protected Securities Fund Institutional Class	2,283,151	24,917,946	5,059,618	5,799,711	87,343	(3,697,986)	961,557	20,479,867	5.13
Empower Multi-Sector Bond Fund Institutional Class	2,078,542	19,482,194	3,707,845	3,899,253	(370,501)	(2,704,024)	355,741	16,586,762	4.16
Empower Short Duration Bond Fund Institutional Class	1,126,872	10,718,544	3,179,667	2,918,070	(131,716)	(590,381)	138,891	10,389,760	2.61
					(2,897,633)	(24,174,645)	2,873,287	140,051,967	35.11
EQUITY MUTUAL FUNDS
Empower Ariel Mid Cap Value Fund Institutional Class	189,531	2,518,442	864,002	452,408	55,306	(1,011,981)	66,761	1,918,055	0.48

September 30, 2022

Empower Lifetime 2030 Fund
Affiliate	Shares Held/ Account Balance 09/30/2022	Value 12/31/2021	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received(a)	Value 09/30/2022	Value as a Percentage of Net Assets
Empower Emerging Markets Equity Fund Institutional Class	1,236,945	$11,672,100	$2,828,595	$1,884,495	$50,623	$(3,524,651)	$-	$9,091,549	2.28%
Empower International Growth Fund Institutional Class	1,996,138	16,763,277	6,536,958	1,459,364	257,716	(8,027,598)	-	13,813,273	3.46
Empower International Index Fund Institutional Class	3,650,405	36,934,030	6,805,921	3,708,909	98,923	(10,827,800)	35,507	29,203,242	7.32
Empower International Value Fund Institutional Class	2,325,830	20,332,987	3,569,265	2,459,754	91,039	(5,836,181)	-	15,606,317	3.91
Empower Large Cap Growth Fund Institutional Class	2,667,041	25,049,495	7,283,654	4,331,419	(615,931)	(7,305,488)	88,260	20,696,242	5.19
Empower Large Cap Value Fund Institutional Class	3,302,265	29,317,740	3,153,090	5,124,640	680,229	(5,088,927)	374,834	22,257,263	5.58
Empower Mid Cap Value Fund Institutional Class	1,120,361	10,148,683	1,542,403	2,157,333	(181,581)	(1,892,894)	165,242	7,640,859	1.92
Empower Real Estate Index Fund Institutional Class	456,216	5,831,160	1,634,880	1,571,807	602,731	(2,353,993)	81,147	3,540,240	0.89
Empower S&P 500® Index Fund Institutional Class	5,778,826	54,273,030	10,112,169	8,568,493	(1,116,816)	(13,053,394)	727,065	42,763,312	10.72
Empower S&P Mid Cap 400® Index Fund Institutional Class	2,441,290	23,537,134	4,479,563	4,136,395	(56,069)	(5,472,975)	226,928	18,407,327	4.62
Empower S&P Small Cap 600® Index Fund Institutional Class	1,803,888	14,194,899	3,265,290	2,210,129	517,791	(4,282,420)	114,695	10,967,640	2.75
Empower Small Cap Growth Fund Institutional Class	117,639	1,291,428	408,601	213,290	31,869	(450,340)	6,069	1,036,399	0.26
Empower Small Cap Value Fund Institutional Class	915,560	7,670,240	1,592,477	1,260,467	374,442	(2,215,909)	40,094	5,786,341	1.45
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	1,513,843	10,781,105	3,500,002	1,916,495	(269,571)	(3,478,353)	2,448	8,886,259	2.23
					520,701	(74,822,904)	1,929,050	211,614,318	53.06
FIXED INTEREST CONTRACT
Empower Annuity Contract	24,328,020	24,966,456	6,769,760	7,644,018	-	-	235,822	24,328,020	6.10
					0	0	235,822	24,328,020	6.10
				Total	$(2,376,932)	$(98,997,549)	$5,038,159	$375,994,305	94.27%
(a) The Fund had realized gain distributions received from affiliates of $3,765,994.
Empower Lifetime 2035 Fund
Affiliate	Shares Held/ Account Balance 09/30/2022	Value 12/31/2021	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received(a)	Value 09/30/2022	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Empower Bond Index Fund Institutional Class	12,614,866	$122,989,352	$21,629,246	$22,987,048	$(1,424,573)	$(18,315,795)	$1,702,099	$103,315,755	8.54%
Empower Core Bond Fund Institutional Class	6,124,322	60,379,744	10,653,309	10,490,506	(565,836)	(10,016,893)	955,686	50,525,654	4.18
Empower Global Bond Fund Institutional Class	6,476,213	54,266,066	8,697,762	7,597,606	(807,624)	(10,680,352)	363,885	44,685,870	3.69
Empower High Yield Bond Fund Institutional Class	3,299,546	38,639,523	2,753,911	6,615,377	(220,658)	(5,808,046)	414,097	28,970,011	2.40

September 30, 2022

Empower Lifetime 2035 Fund
Affiliate	Shares Held/ Account Balance 09/30/2022	Value 12/31/2021	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received(a)	Value 09/30/2022	Value as a Percentage of Net Assets
Empower Inflation-Protected Securities Fund Institutional Class	3,928,066	$43,977,336	$6,485,247	$8,826,654	$358,157	$(6,401,176)	$1,587,412	$35,234,753	2.91%
Empower Multi-Sector Bond Fund Institutional Class	5,136,989	50,080,065	6,859,645	9,374,451	(961,797)	(6,572,084)	859,148	40,993,175	3.39
Empower Short Duration Bond Fund Institutional Class	2,137,052	20,778,537	5,146,188	5,042,539	(161,992)	(1,178,565)	257,531	19,703,621	1.63
					(3,784,323)	(58,972,911)	6,139,858	323,428,839	26.74
EQUITY MUTUAL FUNDS
Empower Ariel Mid Cap Value Fund Institutional Class	657,562	9,552,282	2,178,993	1,465,704	219,788	(3,611,048)	234,688	6,654,523	0.55
Empower Emerging Markets Equity Fund Institutional Class	4,772,533	48,733,256	7,673,973	8,406,853	(727,160)	(12,922,258)	-	35,078,118	2.90
Empower International Growth Fund Institutional Class	7,376,522	66,571,786	17,172,341	4,100,353	(628,339)	(28,598,240)	-	51,045,534	4.22
Empower International Index Fund Institutional Class	13,481,683	147,467,714	13,292,086	10,964,040	1,443,028	(41,942,294)	130,995	107,853,466	8.91
Empower International Value Fund Institutional Class	8,599,867	81,092,930	7,164,466	13,070,390	(4,177,403)	(17,481,897)	-	57,705,109	4.77
Empower Large Cap Growth Fund Institutional Class	9,315,897	94,195,079	15,966,277	8,814,855	671,615	(29,055,140)	309,202	72,291,361	5.98
Empower Large Cap Value Fund Institutional Class	11,546,640	110,514,751	8,104,719	22,101,907	3,169,310	(18,693,208)	1,318,765	77,824,355	6.43
Empower Mid Cap Value Fund Institutional Class	3,931,458	38,247,297	3,873,439	8,614,650	(709,818)	(6,693,542)	582,050	26,812,544	2.22
Empower Real Estate Index Fund Institutional Class	1,398,199	19,147,473	3,036,125	4,947,619	918,524	(6,385,956)	251,268	10,850,023	0.90
Empower S&P 500® Index Fund Institutional Class	20,217,217	204,773,174	20,022,638	26,469,562	(2,175,004)	(48,718,844)	2,562,157	149,607,406	12.37
Empower S&P Mid Cap 400® Index Fund Institutional Class	8,549,182	88,402,155	10,055,560	12,394,486	1,713,578	(21,602,398)	797,017	64,460,831	5.33
Empower S&P Small Cap 600® Index Fund Institutional Class	6,863,330	58,094,581	7,930,850	10,559,122	(949,481)	(13,737,263)	438,199	41,729,046	3.45
Empower Small Cap Growth Fund Institutional Class	453,421	5,361,150	926,795	645,349	(17,806)	(1,647,954)	23,429	3,994,642	0.33
Empower Small Cap Value Fund Institutional Class	3,505,418	31,524,725	4,454,476	5,879,109	788,024	(7,945,852)	153,757	22,154,240	1.83
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	5,289,263	40,403,839	7,662,065	4,586,553	(990,129)	(12,431,380)	8,538	31,047,971	2.57
					(1,451,273)	(271,467,274)	6,810,065	759,109,169	62.76
FIXED INTEREST CONTRACT
Empower Annuity Contract	46,383,174	48,508,149	10,904,186	13,465,568	-	-	436,407	46,383,174	3.83
					0	0	436,407	46,383,174	3.83
				Total	$(5,235,596)	$(330,440,185)	$13,386,330	$1,128,921,182	93.33%
(a) The Fund had realized gain distributions received from affiliates of $13,013,935.

September 30, 2022

Empower Lifetime 2040 Fund
Affiliate	Shares Held/ Account Balance 09/30/2022	Value 12/31/2021	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received(a)	Value 09/30/2022	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Empower Bond Index Fund Institutional Class	2,137,964	$18,918,734	$6,242,518	$5,113,352	$(659,201)	$(2,537,976)	$279,040	$17,509,924	6.01%
Empower Core Bond Fund Institutional Class	1,037,699	9,289,105	3,055,370	2,312,537	(243,812)	(1,470,921)	157,698	8,561,017	2.94
Empower Global Bond Fund Institutional Class	1,072,201	8,103,534	2,573,854	1,679,596	(213,018)	(1,599,604)	56,930	7,398,188	2.54
Empower High Yield Bond Fund Institutional Class	560,224	5,863,353	1,040,449	1,024,079	(5,400)	(960,953)	66,436	4,918,770	1.69
Empower Inflation-Protected Securities Fund Institutional Class	428,007	4,235,609	1,349,673	1,110,951	9,319	(635,105)	162,705	3,839,226	1.32
Empower Multi-Sector Bond Fund Institutional Class	866,585	7,683,680	2,143,103	1,867,084	(170,192)	(1,044,354)	138,512	6,915,345	2.37
Empower Short Duration Bond Fund Institutional Class	272,100	2,359,064	992,084	715,831	(34,075)	(126,559)	31,622	2,508,758	0.86
					(1,316,379)	(8,375,472)	892,943	51,651,228	17.73
EQUITY MUTUAL FUNDS
Empower Ariel Mid Cap Value Fund Institutional Class	179,802	2,328,909	838,858	405,999	52,960	(942,172)	62,216	1,819,596	0.63
Empower Emerging Markets Equity Fund Institutional Class	1,434,930	13,190,968	3,719,572	2,399,106	63,408	(3,964,700)	-	10,546,734	3.62
Empower International Growth Fund Institutional Class	2,103,551	17,280,461	7,038,749	1,464,101	278,922	(8,298,534)	-	14,556,575	5.00
Empower International Index Fund Institutional Class	3,850,843	38,257,111	7,509,616	3,840,605	35,693	(11,119,375)	37,447	30,806,747	10.58
Empower International Value Fund Institutional Class	2,445,089	21,037,107	4,006,033	2,517,748	189,319	(6,118,846)	-	16,406,546	5.63
Empower Large Cap Growth Fund Institutional Class	2,517,340	23,059,866	6,974,715	3,639,489	(508,258)	(6,860,529)	82,204	19,534,563	6.71
Empower Large Cap Value Fund Institutional Class	3,133,447	27,301,497	3,219,952	4,716,294	535,624	(4,685,724)	343,357	21,119,431	7.25
Empower Mid Cap Value Fund Institutional Class	1,067,230	9,467,397	1,438,076	1,821,046	(153,106)	(1,805,918)	155,260	7,278,509	2.50
Empower Real Estate Index Fund Institutional Class	349,286	4,291,167	1,142,556	998,150	423,701	(1,725,112)	59,225	2,710,461	0.93
Empower S&P 500® Index Fund Institutional Class	5,469,263	50,324,460	9,291,785	6,208,155	(349,049)	(12,935,543)	663,005	40,472,547	13.90
Empower S&P Mid Cap 400® Index Fund Institutional Class	2,318,527	21,835,497	4,278,845	3,463,384	(27,051)	(5,169,264)	207,507	17,481,694	6.00
Empower S&P Small Cap 600® Index Fund Institutional Class	2,017,764	15,508,386	3,787,236	2,884,781	(25,892)	(4,142,834)	123,536	12,268,007	4.21
Empower Small Cap Growth Fund Institutional Class	132,651	1,442,436	458,880	272,232	(9,058)	(460,428)	6,913	1,168,656	0.40
Empower Small Cap Value Fund Institutional Class	1,028,252	8,401,741	2,069,874	1,757,897	175,934	(2,215,165)	43,149	6,498,553	2.23
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	1,429,916	9,909,835	3,350,363	1,491,672	(101,795)	(3,374,920)	2,300	8,393,606	2.88
					581,352	(73,819,064)	1,786,119	211,062,225	72.47
FIXED INTEREST CONTRACT
Empower Annuity Contract	5,841,445	5,490,552	2,143,423	1,844,409	-	-	51,879	5,841,445	2.01
					0	0	51,879	5,841,445	2.01
				Total	$(735,027)	$(82,194,536)	$2,730,941	$268,554,898	92.21%

September 30, 2022

(a) The Fund had realized gain distributions received from affiliates of $3,508,921.
Empower Lifetime 2045 Fund
Affiliate	Shares Held/ Account Balance 09/30/2022	Value 12/31/2021	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received(a)	Value 09/30/2022	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Empower Bond Index Fund Institutional Class	3,801,384	$36,901,694	$8,143,737	$8,722,493	$(798,963)	$(5,189,600)	$516,615	$31,133,338	3.99%
Empower Core Bond Fund Institutional Class	1,841,542	18,113,669	3,982,515	3,972,299	(275,615)	(2,931,167)	289,286	15,192,718	1.95
Empower Global Bond Fund Institutional Class	1,867,524	15,475,051	3,263,124	2,912,546	(379,480)	(2,939,713)	104,672	12,885,916	1.65
Empower High Yield Bond Fund Institutional Class	991,624	11,354,566	1,240,373	2,102,720	(10,731)	(1,785,765)	122,744	8,706,454	1.11
Empower Inflation-Protected Securities Fund Institutional Class	405,125	4,118,957	1,113,794	998,736	17,059	(600,041)	150,164	3,633,974	0.47
Empower Multi-Sector Bond Fund Institutional Class	1,545,815	14,995,100	2,792,323	3,437,987	(264,559)	(2,013,833)	259,589	12,335,603	1.58
Empower Short Duration Bond Fund Institutional Class	348,738	3,176,445	1,131,869	924,747	(41,303)	(168,203)	40,974	3,215,364	0.41
					(1,753,592)	(15,628,322)	1,484,044	87,103,367	11.16
EQUITY MUTUAL FUNDS
Empower Ariel Mid Cap Value Fund Institutional Class	504,382	7,260,060	1,668,976	1,029,439	183,320	(2,795,255)	179,898	5,104,342	0.65
Empower Emerging Markets Equity Fund Institutional Class	4,495,492	44,869,207	8,260,034	8,089,591	(694,201)	(11,997,787)	-	33,041,863	4.23
Empower International Growth Fund Institutional Class	6,311,210	56,218,376	15,610,377	3,794,863	(600,282)	(24,360,317)	-	43,673,573	5.59
Empower International Index Fund Institutional Class	11,570,588	124,558,511	12,457,747	8,667,795	1,201,849	(35,783,762)	111,793	92,564,701	11.86
Empower International Value Fund Institutional Class	7,350,559	68,389,152	6,795,398	10,804,022	(3,413,711)	(15,058,277)	-	49,322,251	6.32
Empower Large Cap Growth Fund Institutional Class	7,196,961	71,051,048	13,741,587	6,805,579	460,149	(22,138,636)	235,390	55,848,420	7.15
Empower Large Cap Value Fund Institutional Class	8,938,267	84,441,764	6,114,324	15,879,724	2,345,243	(14,432,445)	1,009,201	60,243,919	7.72
Empower Mid Cap Value Fund Institutional Class	3,031,558	29,289,378	2,550,882	6,427,886	(1,027,260)	(4,737,151)	447,513	20,675,223	2.65
Empower Real Estate Index Fund Institutional Class	940,127	12,672,084	2,140,486	3,161,272	695,550	(4,355,910)	166,606	7,295,388	0.93
Empower S&P 500® Index Fund Institutional Class	15,620,514	155,371,936	16,036,167	21,541,169	(4,816,510)	(34,275,131)	1,947,891	115,591,803	14.81
Empower S&P Mid Cap 400® Index Fund Institutional Class	6,594,855	67,039,378	7,329,357	9,601,441	(302,262)	(15,042,085)	606,992	49,725,209	6.37
Empower S&P Small Cap 600® Index Fund Institutional Class	6,199,226	51,504,176	6,568,412	7,516,460	(386,154)	(12,864,832)	389,800	37,691,296	4.83
Empower Small Cap Growth Fund Institutional Class	409,427	4,752,949	923,554	609,710	(38,043)	(1,459,741)	21,020	3,607,052	0.46
Empower Small Cap Value Fund Institutional Class	3,160,622	27,903,040	3,772,722	4,846,997	381,177	(6,853,633)	136,431	19,975,132	2.56
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	4,084,918	30,530,643	6,445,314	3,463,514	(726,147)	(9,533,974)	6,521	23,978,469	3.07
					(6,737,282)	(215,688,936)	5,259,056	618,338,641	79.20

September 30, 2022

Empower Lifetime 2045 Fund
Affiliate	Shares Held/ Account Balance 09/30/2022	Value 12/31/2021	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received(a)	Value 09/30/2022	Value as a Percentage of Net Assets
FIXED INTEREST CONTRACT
Empower Annuity Contract	7,509,722	$7,475,819	$2,352,298	$2,386,567	$-	$-	$68,172	$7,509,722	0.96%
					0	0	68,172	7,509,722	0.96
				Total	$(8,490,874)	$(231,317,258)	$6,811,272	$712,951,730	91.32%
(a) The Fund had realized gain distributions received from affiliates of $10,094,526.
Empower Lifetime 2050 Fund
Affiliate	Shares Held/ Account Balance 09/30/2022	Value 12/31/2021	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received(a)	Value 09/30/2022	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Empower Bond Index Fund Institutional Class	652,906	$5,754,085	$1,981,989	$1,596,503	$(220,231)	$(792,273)	$88,204	$5,347,298	2.98%
Empower Core Bond Fund Institutional Class	317,372	2,818,544	984,312	726,543	(83,392)	(457,993)	49,576	2,618,320	1.46
Empower Global Bond Fund Institutional Class	315,077	2,361,258	797,763	498,119	(66,743)	(486,870)	17,829	2,174,032	1.21
Empower High Yield Bond Fund Institutional Class	171,430	1,740,857	471,807	410,182	(2,174)	(297,332)	21,334	1,505,150	0.84
Empower Inflation-Protected Securities Fund Institutional Class	18,127	100,113	107,513	28,723	(1,937)	(16,303)	4,182	162,600	0.09
Empower Multi-Sector Bond Fund Institutional Class	267,088	2,320,453	731,093	592,667	(56,277)	(327,520)	45,007	2,131,359	1.19
Empower Short Duration Bond Fund Institutional Class	39,860	319,897	162,224	96,381	(4,668)	(18,227)	4,591	367,513	0.20
					(435,422)	(2,396,518)	230,723	14,306,272	7.97
EQUITY MUTUAL FUNDS
Empower Ariel Mid Cap Value Fund Institutional Class	118,387	1,387,860	622,227	211,805	25,594	(600,207)	40,783	1,198,075	0.67
Empower Emerging Markets Equity Fund Institutional Class	1,144,623	9,446,550	3,379,465	1,395,144	38,464	(3,017,893)	-	8,412,978	4.68
Empower International Growth Fund Institutional Class	1,541,885	11,338,068	6,003,514	934,268	177,415	(5,737,471)	-	10,669,843	5.94
Empower International Index Fund Institutional Class	2,828,540	25,163,891	7,431,629	2,113,521	49,872	(7,853,675)	26,969	22,628,324	12.60
Empower International Value Fund Institutional Class	1,795,219	13,846,914	3,945,990	1,489,610	83,694	(4,257,375)	-	12,045,919	6.71
Empower Large Cap Growth Fund Institutional Class	1,663,030	13,500,436	5,414,358	1,719,745	(270,579)	(4,289,932)	52,790	12,905,117	7.19
Empower Large Cap Value Fund Institutional Class	2,073,494	16,203,600	3,101,644	2,384,995	249,565	(2,944,901)	221,227	13,975,348	7.78
Empower Mid Cap Value Fund Institutional Class	705,327	5,627,081	1,262,102	888,467	(68,215)	(1,190,384)	100,858	4,810,332	2.68
Empower Real Estate Index Fund Institutional Class	220,537	2,429,121	887,334	596,863	213,464	(1,008,224)	36,498	1,711,368	0.95
Empower S&P 500® Index Fund Institutional Class	3,625,730	29,699,284	8,079,563	2,729,764	(128,927)	(8,218,678)	424,402	26,830,405	14.94
Empower S&P Mid Cap 400® Index Fund Institutional Class	1,532,822	12,801,723	3,603,374	1,596,279	(14,435)	(3,251,341)	133,008	11,557,477	6.43

September 30, 2022

Empower Lifetime 2050 Fund
Affiliate	Shares Held/ Account Balance 09/30/2022	Value 12/31/2021	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received(a)	Value 09/30/2022	Value as a Percentage of Net Assets
Empower S&P Small Cap 600® Index Fund Institutional Class	1,546,667	$10,571,908	$3,285,288	$1,552,696	$(150,501)	$(2,900,765)	$91,835	$9,403,735	5.24%
Empower Small Cap Growth Fund Institutional Class	100,053	969,660	390,617	146,080	(782)	(332,728)	5,132	881,469	0.49
Empower Small Cap Value Fund Institutional Class	790,064	5,724,078	1,728,050	967,860	(13,652)	(1,491,065)	32,032	4,993,203	2.78
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	945,061	5,819,753	2,561,911	715,921	(42,236)	(2,118,234)	1,486	5,547,509	3.09
					148,741	(49,212,873)	1,167,020	147,571,102	82.17
FIXED INTEREST CONTRACT
Empower Annuity Contract	867,440	739,418	363,387	242,747	-	-	7,382	867,440	0.48
					0	0	7,382	867,440	0.48
				Total	$(286,681)	$(51,609,391)	$1,405,125	$162,744,814	90.62%
(a) The Fund had realized gain distributions received from affiliates of $2,352,988.
Empower Lifetime 2055 Fund
Affiliate	Shares Held/ Account Balance 09/30/2022	Value 12/31/2021	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received(a)	Value 09/30/2022	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Empower Bond Index Fund Institutional Class	1,261,565	$12,794,521	$2,674,292	$3,461,499	$(393,949)	$(1,675,093)	$176,115	$10,332,221	2.75%
Empower Core Bond Fund Institutional Class	611,753	6,284,616	1,300,326	1,579,953	(148,164)	(958,025)	98,058	5,046,964	1.34
Empower Global Bond Fund Institutional Class	626,045	5,458,539	1,037,908	1,180,494	(170,132)	(996,244)	37,180	4,319,709	1.15
Empower High Yield Bond Fund Institutional Class	331,392	3,866,753	548,262	879,886	14,972	(625,505)	42,254	2,909,624	0.77
Empower Multi-Sector Bond Fund Institutional Class	511,712	5,179,527	936,084	1,361,367	(112,784)	(670,783)	90,202	4,083,461	1.08
Empower Short Duration Bond Fund Institutional Class	63,417	633,537	181,710	198,282	(8,672)	(32,263)	7,793	584,702	0.16
					(818,729)	(4,957,913)	451,602	27,276,681	7.25
EQUITY MUTUAL FUNDS
Empower Ariel Mid Cap Value Fund Institutional Class	240,065	3,310,422	860,344	442,065	81,463	(1,299,246)	84,190	2,429,455	0.65
Empower Emerging Markets Equity Fund Institutional Class	2,569,792	24,903,550	5,709,003	4,357,729	270,026	(7,366,855)	-	18,887,969	5.02
Empower International Growth Fund Institutional Class	3,323,779	28,685,239	9,397,277	2,542,554	(370,167)	(12,539,412)	-	23,000,550	6.11
Empower International Index Fund Institutional Class	6,082,484	63,537,533	8,797,662	6,130,328	(314,228)	(17,544,998)	58,286	48,659,869	12.93
Empower International Value Fund Institutional Class	3,867,386	34,963,272	4,574,498	5,621,586	(1,585,159)	(7,966,021)	-	25,950,163	6.90
Empower Large Cap Growth Fund Institutional Class	3,404,922	32,343,818	7,941,346	3,819,612	14,887	(10,043,359)	109,332	26,422,193	7.02
Empower Large Cap Value Fund Institutional Class	4,231,394	39,077,662	3,627,205	7,969,671	545,971	(6,215,602)	473,356	28,519,594	7.58

September 30, 2022

Empower Lifetime 2055 Fund
Affiliate	Shares Held/ Account Balance 09/30/2022	Value 12/31/2021	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received(a)	Value 09/30/2022	Value as a Percentage of Net Assets
Empower Mid Cap Value Fund Institutional Class	1,435,821	$13,467,880	$1,533,017	$2,722,751	$(206,018)	$(2,485,848)	$210,836	$9,792,298	2.60%
Empower Real Estate Index Fund Institutional Class	465,038	6,011,842	1,263,605	1,323,789	576,288	(2,342,959)	80,490	3,608,699	0.96
Empower S&P 500® Index Fund Institutional Class	7,420,935	71,488,799	10,102,345	9,596,970	(1,163,459)	(17,079,253)	907,931	54,914,921	14.60
Empower S&P Mid Cap 400® Index Fund Institutional Class	3,125,213	30,718,121	4,511,509	4,092,466	448,053	(7,573,060)	282,647	23,564,104	6.26
Empower S&P Small Cap 600® Index Fund Institutional Class	3,382,953	27,166,787	4,451,382	4,326,359	(352,385)	(6,723,457)	208,992	20,568,353	5.47
Empower Small Cap Growth Fund Institutional Class	223,079	2,490,651	646,734	394,135	(15,443)	(777,921)	11,266	1,965,329	0.52
Empower Small Cap Value Fund Institutional Class	1,727,349	14,692,735	2,424,780	2,480,952	263,517	(3,719,715)	73,056	10,916,848	2.90
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	1,929,836	13,910,411	3,687,275	1,823,582	(295,108)	(4,445,965)	3,036	11,328,139	3.01
					(2,101,762)	(108,123,671)	2,503,418	310,528,484	82.53
FIXED INTEREST CONTRACT
Empower Annuity Contract	1,371,571	1,460,518	400,932	503,221	-	-	13,342	1,371,571	0.36
					0	0	13,342	1,371,571	0.36
				Total	$(2,920,491)	$(113,081,584)	$2,968,362	$339,176,736	90.14%
(a) The Fund had realized gain distributions received from affiliates of $4,948,815.
Empower Lifetime 2060 Fund
Affiliate	Shares Held/ Account Balance 09/30/2022	Value 12/31/2021	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received(a)	Value 09/30/2022	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Empower Bond Index Fund Institutional Class	63,946	$449,982	$350,145	$214,349	$(24,424)	$(62,057)	$7,663	$523,721	2.55%
Empower Core Bond Fund Institutional Class	31,079	221,509	172,781	104,590	(13,226)	(33,299)	4,420	256,401	1.25
Empower Global Bond Fund Institutional Class	33,968	203,757	156,177	84,658	(11,707)	(40,900)	1,718	234,376	1.14
Empower High Yield Bond Fund Institutional Class	16,762	135,121	89,815	57,530	(5,147)	(20,232)	1,869	147,174	0.72
Empower Multi-Sector Bond Fund Institutional Class	26,037	181,861	135,327	88,320	(11,729)	(21,092)	3,927	207,776	1.01
Empower Short Duration Bond Fund Institutional Class	3,179	21,613	19,731	11,030	(661)	(1,008)	340	29,306	0.14
					(66,894)	(178,588)	19,937	1,398,754	6.81
EQUITY MUTUAL FUNDS
Empower Ariel Mid Cap Value Fund Institutional Class	12,747	119,032	107,305	44,152	(3,823)	(53,184)	4,194	129,001	0.63
Empower Emerging Markets Equity Fund Institutional Class	150,612	965,450	738,556	335,952	(75,453)	(261,058)	-	1,106,996	5.39
Empower International Growth Fund Institutional Class	185,610	1,069,460	1,005,620	291,809	(75,634)	(498,851)	-	1,284,420	6.25

September 30, 2022

Empower Lifetime 2060 Fund
Affiliate	Shares Held/ Account Balance 09/30/2022	Value 12/31/2021	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received(a)	Value 09/30/2022	Value as a Percentage of Net Assets
Empower International Index Fund Institutional Class	339,824	$2,362,217	$1,688,276	$556,191	$(49,629)	$(775,707)	$3,077	$2,718,595	13.23%
Empower International Value Fund Institutional Class	215,596	1,299,890	904,248	356,808	(38,319)	(400,680)	-	1,446,650	7.04
Empower Large Cap Growth Fund Institutional Class	179,009	1,147,986	936,465	336,483	(63,848)	(358,862)	5,270	1,389,106	6.76
Empower Large Cap Value Fund Institutional Class	223,588	1,385,209	805,709	397,696	14,416	(286,242)	21,275	1,506,980	7.34
Empower Mid Cap Value Fund Institutional Class	76,216	504,029	293,525	188,465	(34,540)	(89,297)	10,201	519,792	2.53
Empower Real Estate Index Fund Institutional Class	26,018	222,319	173,324	106,866	4,854	(86,873)	3,730	201,904	0.98
Empower S&P 500® Index Fund Institutional Class	390,974	2,525,063	1,710,104	586,178	(35,164)	(755,778)	40,266	2,893,211	14.08
Empower S&P Mid Cap 400® Index Fund Institutional Class	165,692	1,087,322	745,641	293,019	(17,643)	(290,628)	12,773	1,249,316	6.08
Empower S&P Small Cap 600® Index Fund Institutional Class	191,652	1,041,743	726,315	328,588	(57,000)	(274,226)	10,055	1,165,244	5.67
Empower Small Cap Growth Fund Institutional Class	12,364	95,749	77,261	40,700	(11,553)	(23,379)	607	108,931	0.53
Empower Small Cap Value Fund Institutional Class	97,865	564,892	386,860	200,455	(32,731)	(132,790)	3,506	618,507	3.01
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	101,884	500,624	423,690	168,687	(43,121)	(157,565)	151	598,062	2.91
					(519,188)	(4,445,120)	115,105	16,936,715	82.43
FIXED INTEREST CONTRACT
Empower Annuity Contract	69,136	52,227	44,405	28,060	-	-	564	69,136	0.33
					0	0	564	69,136	0.33
				Total	$(586,082)	$(4,623,708)	$135,606	$18,404,605	89.57%
(a) The Fund had realized gain distributions received from affiliates of $254,124.

September 30, 2022